Condensed financial information of the Company (Condensed Balance Sheet) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Sep. 19, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 140,494,754	$ 587,119,126		$ 496,204,796	$ 319,218,155
Other deposits and prepayments	152,289,464	103,789,900
Other current assets	139,043	0
Total current assets	3,070,458,659	2,244,527,950
Other assets	10,581,865	5,028,299
Deferred charges	16,677,352	9,048,940
TOTAL ASSETS	3,231,526,234	2,382,099,592		1,566,380,606
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank loan	293,449,741	23,290,525
PRC income tax payable	62,429,274	121,642,262
PRC other tax payable	8,606,598	7,756,722
Other payables and accrued liabilities	74,088,090	73,446,326
Payroll and welfare payable	18,456,857	19,637,838
Other long-term debt due within one year	301,912,335	74,712,528
Total current liabilities	1,592,632,813	807,373,311
Other long-term debt	576,204,491	536,942,835
Total liabilities	2,270,914,541	1,429,464,049
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-147,019,802 shares for 2014 (2013: 156,012,492 shares)	15,831	15,828
Treasury shares	(20,696,268)	(3,085,481)	(19,434,281)
Additional paid-in capital	530,670,112	534,936,597
Total Xinyuan Real Estate Co., Ltd shareholders' equity	960,631,133	952,635,543
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,231,526,234	2,382,099,592
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	147,019,802	156,012,492
Common stock, shares outstanding	147,019,802	156,012,492
Parent Company [Member]
ASSETS
Cash and cash equivalents	4,392,766	231,652,719		3,761,752	8,516,544
Other deposits and prepayments	1,774,032	12,690,088
Other current assets	233,474	1,319,508
Due from subsidiaries	585,756,827	445,422,645
Total current assets	592,157,099	691,084,960
Other assets	0	0
Deferred charges	7,428,245	9,048,940
Investments in subsidiaries	900,701,691	778,780,958
TOTAL ASSETS	1,500,287,035	1,478,914,858
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank loan	130,024,345	0
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payables and accrued liabilities	8,715,979	9,453,718
Payroll and welfare payable	0	5,149,011
Other long-term debt due within one year	0	35,000,000
Total current liabilities	139,655,902	50,518,307
Other long-term debt	400,000,000	475,761,009
Total liabilities	539,655,902	526,279,316
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-147,019,802 shares for 2014 (2013: 156,012,492 shares)	15,831	15,828
Treasury shares	(20,696,268)	(3,085,481)
Additional paid-in capital	530,670,112	534,936,597
Retained earnings	450,641,458	420,768,598
Total Xinyuan Real Estate Co., Ltd shareholders' equity	960,631,133	952,635,542
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,500,287,035	$ 1,478,914,858
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	147,019,802	156,012,492
Common stock, shares outstanding	147,019,802	156,012,492